Condensed Consolidated Statements of Stockholders’ Deficit (Unaudited) - USD ($)		Adjusted Balance Redeemable Non- controlling Interest Previously Reported	Adjusted Balance Redeemable Non- controlling Interest	Adjusted Balance Mezzanine equity Preferred stock Previously Reported	Adjusted Balance Mezzanine equity Preferred stock		Adjusted Balance Common stock Previously Reported	Adjusted Balance Common stock		Adjusted Balance Additional paid-in capital Previously Reported	Adjusted Balance Additional paid-in capital	Adjusted Balance Accumulated Deficit Previously Reported	Adjusted Balance Accumulated Deficit	Adjusted Balance Accumulated other comprehensive income/(loss) Previously Reported	Adjusted Balance Accumulated other comprehensive income/(loss)	Adjusted Balance Previously Reported	Adjusted Balance	Redeemable Non- controlling Interest Previously Reported	Redeemable Non- controlling Interest		Mezzanine equity Preferred stock Previously Reported	Mezzanine equity Preferred stock		Shares pending issuance Previously Reported	Shares pending issuance	Common stock Previously Reported	Common stock		Additional paid-in capital Previously Reported	Additional paid-in capital		Accumulated Deficit Previously Reported	Accumulated Deficit	Accumulated other comprehensive income/(loss) Previously Reported	Accumulated other comprehensive income/(loss)	Previously Reported	Total
Balance at Mar. 31, 2022																		$ 25,114,751	$ 25,114,751		$ 168,974,437	$ 168,974,437				$ 1,699			$ 18,530,768	$ 18,532,467		$ (207,970,204)	$ (207,970,204)	$ 769,156	$ 769,156	$ (188,668,581)	$ (188,668,581)
Balance (in Shares) at Mar. 31, 2022																					99,309,415	21,843,173				16,991,740	804
Reverse stock split rounding adjustment (in Shares)																																					1,653
Retroactive application of Reverse Recapitalization (Note 3)	[1],[2]																										$ (1,651)			1,651
Retroactive application of Reverse Recapitalization (Note 3) (in Shares)	[1],[2]																					(77,466,242)					(16,508,926)
Retroactive application of First Reverse Stock Split (Note 3)	[3],[4]																										$ (48)			48
Retroactive application of First Reverse Stock Split (Note 3) (in Shares)	[3],[4]																										(477,472)
Retroactive application of Second Reverse Stock Split (Note 3)	[5]																										$ 0			0
Retroactive application of Second Reverse Stock Split (Note 3) (in Shares)	[5]																										(4,538)
Stock based compensation																														3,610,098							3,610,098
Gain on employee benefit, (net of taxes amounts to $NIL)																																			27,083		27,083
Net Profit (loss)																																	(62,032,076)			(62,032,076)	(62,032,076)
Foreign currency translation adjustment, (net of taxes amounts to $NIL)																																			1,031,760		1,031,760
Cancellation of equity share issue
Balance at Mar. 31, 2023		$ 25,114,751	$ 25,114,751	$ 168,974,437	$ 168,974,437		$ 1,699			$ 22,140,866	$ 22,142,565	$ (270,002,280)	$ (270,002,280)	$ 1,827,999	$ 1,827,999	$ (246,031,716)	$ (246,031,716)	25,114,751	25,114,751		$ 168,974,437	$ 168,974,437				$ 1,699			22,140,867	22,142,567		(270,002,281)	(270,002,281)	1,827,999	1,827,999	(246,031,716)	(246,031,716)
Balance (in Shares) at Mar. 31, 2023				99,309,415	21,843,173		16,987,064	804													99,309,415	21,843,173				16,987,064	804
Retroactive application of Reverse Recapitalization (Note 3)	[2]																										$ (1,651)			1,651
Retroactive application of Reverse Recapitalization (Note 3) (in Shares)	[2]																					(77,466,242)					(16,504,250)
Retroactive application of First Reverse Stock Split (Note 3)	[3]																										$ (48)			48
Retroactive application of First Reverse Stock Split (Note 3) (in Shares)	[3]																										(477,472)
Retroactive application of Second Reverse Stock Split (Note 3)	[5]																										$ 0			0
Retroactive application of Second Reverse Stock Split (Note 3) (in Shares)	[5]																										(4,538)
Stock based compensation																														444,212							444,212
Gain on employee benefit, (net of taxes amounts to $NIL)																																			(79,400)		(79,400)
Net Profit (loss)																																	(28,781,134)				(28,781,134)
Foreign currency translation adjustment, (net of taxes amounts to $NIL)																																			(44,777)		(44,777)
Balance at Jun. 30, 2023																			25,114,751			$ 168,974,437								22,586,779			(298,783,415)		1,703,822		(274,492,815)
Balance (in Shares) at Jun. 30, 2023																						21,843,173					804
Balance at Mar. 31, 2023		25,114,751	25,114,751	$ 168,974,437	$ 168,974,437		$ 1,699			22,140,866	22,142,565	(270,002,280)	(270,002,280)	1,827,999	1,827,999	(246,031,716)	(246,031,716)	25,114,751	25,114,751		$ 168,974,437	$ 168,974,437				$ 1,699			22,140,867	22,142,567		(270,002,281)	(270,002,281)	1,827,999	1,827,999	(246,031,716)	(246,031,716)
Balance (in Shares) at Mar. 31, 2023				99,309,415	21,843,173		16,987,064	804													99,309,415	21,843,173				16,987,064	804
Net Profit (loss)																																					(26,757,978)
Foreign currency translation adjustment, (net of taxes amounts to $NIL)																																					(12,305)
Balance at Dec. 31, 2023																											$ 3			272,063,319			(300,032,230)		1,738,241		(26,230,665)
Balance (in Shares) at Dec. 31, 2023																											32,002
Balance at Mar. 31, 2023		$ 25,114,751	25,114,751	$ 168,974,437	$ 168,974,437		$ 1,699			$ 22,140,866	22,142,565	$ (270,002,280)	(270,002,280)	$ 1,827,999	1,827,999	$ (246,031,716)	(246,031,716)	25,114,751	25,114,751		$ 168,974,437	$ 168,974,437				$ 1,699			22,140,867	22,142,567		(270,002,281)	(270,002,281)	1,827,999	1,827,999	(246,031,716)	$ (246,031,716)
Balance (in Shares) at Mar. 31, 2023				99,309,415	21,843,173		16,987,064	804													99,309,415	21,843,173				16,987,064	804
Reverse stock split rounding adjustment (in Shares)																											8,428,621										10
Retroactive application of Reverse Recapitalization (Note 3)	[1]																										$ (1,651)			1,651
Retroactive application of Reverse Recapitalization (Note 3) (in Shares)	[1]																					(77,466,242)					(16,504,250)
Retroactive application of First Reverse Stock Split (Note 3)	[4]																			[3]			[3]				$ (48)	[3]		48	[3]
Retroactive application of First Reverse Stock Split (Note 3) (in Shares)	[3],[4]																										(477,472)
Retroactive application of Second Reverse Stock Split (Note 3)	[5]																										$ 0			0
Retroactive application of Second Reverse Stock Split (Note 3) (in Shares)	[5]																										(4,538)
Stock based compensation											617,905						617,905
Accelerated vesting of stock based awards on cancellation											1,265,828						1,265,828
Issuance of shares to vendors against services	[5]							$ 0			19,052,000						19,052,000
Issuance of shares to vendors against services (in Shares)						[5]		1,809	[5]																												2,738,172
Issuance of common stock upon settlement of SSCPN	[5]							$ 0			27,148,313						27,148,312
Issuance of common stock upon settlement of SSCPN (in Shares)	[5]							3,679
Issuance of common stock upon settlement of promissory notes	[5]							$ 0			3,953,856						3,953,856
Issuance of common stock upon settlement of promissory notes (in Shares)	[5]							536
Reclassification on conversion of preferred stock warrants and derivative financial instruments of Zoomcar, Inc. to common stock warrants of the Company											24,314,334						24,314,334
Issue of common stock against Atalaya note																																					$ 492,000
Issue of common stock against Atalaya note (in Shares)																						4,597					10,000										9,192,377
Gain on employee benefit, (net of taxes amounts to $NIL)															(69,717)		(69,717)
Net Profit (loss)													(34,277,252)				(34,277,252)																			(34,277,252)	$ (34,277,252)
Conversion of redeemable non-controlling interest into common stock upon Reverse Recapitalization			$ (25,114,751)					$ 0			25,114,751						25,114,751
Conversion of redeemable non-controlling interest into common stock upon Reverse Recapitalization (in Shares)								653
Conversion of redeemable convertible preferred stock into common stock upon Reverse Recapitalization					$ (168,974,437)			$ 2			168,974,435						168,974,437
Conversion of redeemable convertible preferred stock into common stock upon Reverse Recapitalization (in Shares)					(21,843,173)			18,914
Issuance of Common Stock upon Reverse Recapitalization								$ 1			(20,520,669)		(3,271,970)				(23,792,638)
Issuance of Common Stock upon Reverse Recapitalization (in Shares)								5,607
Net common share settlement of private warrants	[5]							$ 0			0
Net common share settlement of private warrants (in Shares)								158	[5]																												3,617,333
Foreign currency translation adjustment, (net of taxes amounts to $NIL)															37,710		37,710																				$ 37,710
Balance at Mar. 31, 2024								$ 3			272,063,319		(307,551,502)		1,795,992		(33,692,190)									$ 6,319	$ 3		272,057,003	272,063,319		(307,551,502)	(307,551,502)	1,795,992	1,795,992	(33,692,188)	(33,692,188)
Balance (in Shares) at Mar. 31, 2024								32,160																		63,185,881	32,160
Balance at Jun. 30, 2023																			25,114,751			$ 168,974,437								22,586,779			(298,783,415)		1,703,822		(274,492,815)
Balance (in Shares) at Jun. 30, 2023																						21,843,173					804
Stock based compensation																														173,693							173,693
Gain on employee benefit, (net of taxes amounts to $NIL)																																			25,186		25,186
Net Profit (loss)																																	(12,402,285)				(12,402,285)
Foreign currency translation adjustment, (net of taxes amounts to $NIL)																																			30,697		30,697
Balance at Sep. 30, 2023																			25,114,751			$ 168,974,437								22,760,472			(311,185,700)		1,759,705		(286,665,524)
Balance (in Shares) at Sep. 30, 2023																						21,843,173					804
Accelerated vesting of stock based awards on cancellation																														1,265,828							1,265,828
Conversion of redeemable non-controlling interest into common stock upon Merger	[5]																		(25,114,751)								$ 0			25,114,751							25,114,751
Conversion of redeemable non-controlling interest into common stock upon Merger (in Shares)	[5]																										653
Conversion of redeemable convertible preferred stock into common stock upon Merger																						$ (168,974,437)					$ 2			168,974,435							168,974,437
Conversion of redeemable convertible preferred stock into common stock upon Merger (in Shares)																						(21,843,173)					18,914
Issuance of shares to vendors against services	[5]																										$ 0			19,052,000							19,052,001
Issuance of shares to vendors against services (in Shares)	[5]																										1,809
Issuance of common stock upon settlement of SSCPN	[5]																										$ 0			27,148,313							27,148,313
Issuance of common stock upon settlement of SSCPN (in Shares)	[5]																										3,679
Issuance of common stock upon settlement of promissory notes	[5]																										$ 0			3,953,856							3,953,856
Issuance of common stock upon settlement of promissory notes (in Shares)	[5]																										536
Reclassification on conversion of preferred stock warrants and derivative financial instruments of Zoomcar, Inc. to common stock warrants of the Company																														24,314,334							24,314,334
Issuance of Common Stock upon Merger																											$ 1			(20,520,669)			(3,271,969)				(23,792,638)
Issuance of Common Stock upon Merger (in Shares)																											5,607
Gain on employee benefit, (net of taxes amounts to $NIL)																																			(23,239)		(23,239)
Net Profit (loss)																																	14,425,439				14,425,439
Foreign currency translation adjustment, (net of taxes amounts to $NIL)																																			1,775		1,775
Balance at Dec. 31, 2023																											$ 3			272,063,319			(300,032,230)		1,738,241		(26,230,665)
Balance (in Shares) at Dec. 31, 2023																											32,002
Balance at Mar. 31, 2024								$ 3			272,063,319		(307,551,502)		1,795,992		(33,692,190)									$ 6,319	$ 3		272,057,003	272,063,319		(307,551,502)	(307,551,502)	1,795,992	1,795,992	(33,692,188)	(33,692,188)
Balance (in Shares) at Mar. 31, 2024								32,160																		63,185,881	32,160
Retroactive application of First Reverse Stock Split (Note 3)	[3]																										$ (6,256)			6,256
Retroactive application of First Reverse Stock Split (Note 3) (in Shares)	[3]																										(62,553,508)
Retroactive application of Second Reverse Stock Split (Note 3)	[3]																										$ (60)			60
Retroactive application of Second Reverse Stock Split (Note 3) (in Shares)	[3]																										(600,213)
Issue of common stock against Atalaya note	[1]																										$ 1			2,324,695							2,324,696
Issue of common stock against Atalaya note (in Shares)	[1]																										6,257
Issue of common stock warrants along with redeemable promissory notes																														2,047,925							2,047,925
Issue of common stock warrants to placement agents																														418,157							418,157
Gain on employee benefit, (net of taxes amounts to $NIL)																																			(65,190)		(65,190)
Net Profit (loss)																																	(2,334,233)				(2,334,233)
Foreign currency translation adjustment, (net of taxes amounts to $NIL)																																			56,219		56,219
Balance at Jun. 30, 2024																											$ 4			276,854,096			(309,885,735)		1,787,021		(31,244,614)
Balance (in Shares) at Jun. 30, 2024																											38,417
Balance at Mar. 31, 2024								$ 3			$ 272,063,319		$ (307,551,502)		$ 1,795,992		$ (33,692,190)									$ 6,319	$ 3		$ 272,057,003	272,063,319		$ (307,551,502)	(307,551,502)	$ 1,795,992	1,795,992	$ (33,692,188)	$ (33,692,188)
Balance (in Shares) at Mar. 31, 2024								32,160																		63,185,881	32,160
Retroactive application of First Reverse Stock Split (Note 3) (in Shares)																																					6,256
Net Profit (loss)																																					$ (13,805,617)
Foreign currency translation adjustment, (net of taxes amounts to $NIL)																																					417,695
Balance at Dec. 31, 2024																											$ 34			280,780,005			(321,357,119)		2,154,326		(38,422,754)
Balance (in Shares) at Dec. 31, 2024																											338,912
Balance at Jun. 30, 2024																											$ 4			276,854,096			(309,885,735)		1,787,021		(31,244,614)
Balance (in Shares) at Jun. 30, 2024																											38,417
Shares pending issuance on conversion of Unsecured promissory note																									2,027,840												2,027,840
Gain on employee benefit, (net of taxes amounts to $NIL)																																			19,604		19,604
Net Profit (loss)																																	(3,549,321)				(3,549,321)
Foreign currency translation adjustment, (net of taxes amounts to $NIL)																																			(12,327)		(12,327)
Balance at Sep. 30, 2024																									2,027,840		$ 4			276,854,096			(313,435,056)		1,794,298		(32,758,818)
Balance (in Shares) at Sep. 30, 2024																											38,417
Issuance of common stock upon conversion of unsecured promissory note	[5]																								(2,027,840)		$ 0			2,027,840
Issuance of common stock upon conversion of unsecured promissory note (in Shares)	[5]																										338
Issue of common stock upon conversion of warrants along with redeemable promissory notes																											$ 5			(5)
Issue of common stock upon conversion of warrants along with redeemable promissory notes (in Shares)																											46,527
Issue of common stock and warrants																											$ 22			2,432,949							2,432,971
Issue of common stock and warrants (in Shares)																											219,939
Issuance costs towards common stock and warrants																														(572,138)							(572,138)
Issuance of common stock upon exercise of pre-funded warrants																											$ 2			(2)
Issuance of common stock upon exercise of pre-funded warrants (in Shares)																											20,501
Reverse stock split rounding adjustment																											$ 1			(1)
Reverse stock split rounding adjustment (in Shares)																											13,190
Issue of common stock warrants to placement agents																														37,266							37,266
Gain on employee benefit, (net of taxes amounts to $NIL)																																			(13,775)		(13,775)
Net Profit (loss)																																	(7,922,063)				(7,922,063)
Foreign currency translation adjustment, (net of taxes amounts to $NIL)																																			373,803		373,803
Balance at Dec. 31, 2024																											$ 34			$ 280,780,005			$ (321,357,119)		$ 2,154,326		$ (38,422,754)
Balance (in Shares) at Dec. 31, 2024																											338,912

[1]	Both the number of shares outstanding and their par value have been retroactively recast for all prior periods presented to reflect the par value of the outstanding stock of Zoomcar Holdings, Inc. as a result of the successful Reverse Recapitalization.
[2]	Both the number of stock outstanding and their par value have been retroactively recast for all prior periods presented to reflect the par value of the outstanding stock of Zoomcar Holdings, Inc. as a result of the successful Reverse Recapitalization.
[3]	Prior period numbers have been adjusted to reflect the First Reverse Stock Split and the Second Reverse Stock Split of the Common Stock at a ratio of 1-for-100 and 1-for-20 respectively. (Refer Note 3)
[4]	Prior period numbers have been adjusted to reflect the First Reverse Stock Split and the Second Reverse Stock Split of the Common Stock at a ratio of 1-for-100 and 1-for-20 respectively. (Refer Note 4)
[5]	The amount of Common stock presented as zero represents decimal value less than $1.